FINANCIAL INSTRUMENTS (Details Textual) (USD $)	0 Months Ended	1 Months Ended								0 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended		4 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 10, 2013	Dec. 23, 2013	Oct. 31, 2013	Sep. 24, 2013	Jul. 31, 2013	May 19, 2013	Apr. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Apr. 09, 2012	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 27, 2013	Oct. 01, 2013	Dec. 31, 2013 Convertible Notes And Loans Derivatives One [Member]	Dec. 31, 2013 Convertible Notes And Loans Derivatives Two [Member]	Apr. 30, 2014 Subsequent Event [Member]	Dec. 23, 2013 Warrant [Member]	Oct. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 23, 2013 Warrant One [Member]	Dec. 31, 2009 Investment Bank of Greece [Member]	Dec. 31, 2009 Investment Bank of Greece [Member] 7% Notes [Member]
Convertible Debt, Fair Value Disclosures									$ 62,552,000			$ 101,651,000	$ 62,552,000		$ 250,000
Maximum Warrants To Purchase Common Shares																									926
Maximum Warrants To Purchase Common Shares Exercise Price Per Share												$ 180													$ 10,800
Warrants Related to advisory services, Number of Warrants authorized									2,778		926		1,667	250
Warrants Related to advisory services Warrants Strike Price Per Share									$ 112.5		$ 10,800		$ 112.5	$ 1,350
Warrants Related to advisory services Warrants Contractual Term									10 years		6 years		10 years	10 years
Warrants Related to advisory services Fair Value										1,000,000			509,000
Debt Issuance Cost																									3,940,000
Write off of Deferred Debt Issuance Cost																								1,860,000
Warrants Related To Advisory Services Number Of Warrants Surrendered													926
Warrants Related To Advisory Services Warrants Surrendered Contractual Term													6 years
Warrants Related To Advisory Services Warrants Issued													250
Warrants Related To Advisory Services Warrants Issued Contractual Term													10 years
Stock Issued During Period, Shares, New Issues				24,467				1,378											5,902,680
Warrants Contractual Term	10 years	5 years				2 years	10 years					10 years											5 years
Warrants To Purchase Common Shares Exchange Value	217,000					250,000						6,400
Warrants Fair Value	$ 217,000	$ 93,000				$ 427,000						$ 6,122,000				$ 1,333,000							$ 46,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period																						35,555
Warrants Exercisable Term		5 years	9 years 6 months									10 years											5 years
Fair Value Assumptions, Expected Dividend Rate																				0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate																				1.68%	2.50%	1.78%	1.68%
Fair Value Assumptions, Expected Volatility Rate																				181.00%	180.00%	176.00%	181.00%
Warrants To Purchase Common Shares		7,407	9,800,000		18,000	3,704	8,622																3,704
Warrants To Purchase Common Shares Exercise Price Per Share	$ 0.10	$ 17.5	$ 0.005		$ 2.52	$ 67.5	$ 5.22																$ 22.5
Derivative, Maturity Date																	Dec. 23, 2014	Dec. 27, 2014